Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Increase (decrease) due to adoption of IFRS 15 [member]
Disclosure of accounting policies [line items]
Increase in third-party costs	$ 500